Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Income (Loss) Before Income Taxes	The Income (loss) before income taxes includes the following components (in thousands):
	For the year ended December 31
	December 31, 2023	December 31, 2022
Income (loss) before income taxes
United States	$(390,099)	$(18,311)
Foreign	(41,156)	883
Total	(431,255)	(17,428)

Schedule of Income Tax Provision	The income tax provision consists of the following for the years ended December 31, 2023 and 2022:
	December 31, 2023	December 31, 2022
Current
Federal	$(393)	$—
State	94	—
Foreign	$(26)
Deferred
Federal	—	—
State	—	—
Foreign	—	—
Income tax provision	$(325)	$—

Schedule of Reconciliation	A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate (benefit) is as follows for the years ended December 31, 2023 and 2022:
	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.00%	21.0%
Noncontrolling Interests	(18.68)%	(21.0)%
Valuation Allowance	(2.72)%	(1.0)%
Effect of foreign operations	2.18%	0.0%
Impairment	(2.17)%	0.0%
Other	0.47%	1.0%
Effective tax rate	0.08%	0.0%

Schedule of Deferred Tax Assets	The Company’s net deferred tax assets are as follows as of December 31, 2023 and 2022:
	December 31, 2023	December 31, 2022
Deferred tax assets:
Start-up/Organization costs	$1,326	$—
Partnership Investment	36,004	—
Net operating loss carryforwards	339	434
Other	(152)	11
Total deferred tax assets	37,517	445
Valuation allowance	(37,517)	(445)
Deferred tax asset, net of allowance	$—	$—